Lease (Details) - USD ($)	May 31, 2021	Nov. 30, 2020
Leases [Abstract]
Operating lease right-of-use asset	$ 73,230	$ 137,931
Current operating lease liability	85,163	157,110
Total lease liability	$ 85,163	$ 157,110